Note 4 - Business Combination - Changes in the Carrying Value of Goodwill (Details) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Brokerage and Advisory Services [Member]
Goodwill balance	$ 5,412,000	$ 0
Acquisition of Gilman in 2014		5,412,000
Goodwill balance		5,412,000
Tax and Accounting Services [Member]
Goodwill balance	1,119,000	0
Acquisition of Gilman in 2014		1,119,000
Goodwill balance		1,119,000
Goodwill balance	6,531,000	0
Acquisition of Gilman in 2014		6,531,000
Goodwill balance	$ 6,531,000	$ 6,531,000